Right-of-use assets	12 Months Ended
Sep. 30, 2021
Right-Of-Use Assets [Abstract]
Right-of-use assets	Right-of-use assets

	Properties	Motor vehicles and others	Computer equipment	Total
	$	$	$	$
Cost
As at September 30, 2020	1,124,258	233,976	40,965	1,399,199
Additions	60,318	21,955	828	83,101
Additions - business acquisitions (Note 26a)	4,982	—	—	4,982
Change in estimates and lease modifications	33,774	—	—	33,774
Disposals/retirements	(99,373)	(73,190)	(2,183)	(174,746)
Foreign currency translation adjustment	(43,092)	(8,387)	(517)	(51,996)
As at September 30, 2021	1,080,867	174,354	39,093	1,294,314
Accumulated depreciation
As at September 30, 2020	605,155	97,573	29,606	732,334
Depreciation expense (Note 24)	111,899	41,766	6,575	160,240
Impairment (Note 24)	1,467	—	—	1,467
Disposals/retirements	(87,557)	(67,464)	(2,183)	(157,204)
Foreign currency translation adjustment	(24,406)	(3,900)	(424)	(28,730)
As at September 30, 2021	606,558	67,975	33,574	708,107
Net carrying amount as at September 30, 2021	474,309	106,379	5,519	586,207

	Properties	Motor vehicles and others	Computer equipment	Total
	$	$	$	$
Cost
As at September 30, 2019	—	—	—	—
Adoption of IFRS 16 (Note 3)	1,070,987	230,707	40,357	1,342,051
As at October 1, 2019	1,070,987	230,707	40,357	1,342,051
Additions	59,556	56,976	2,390	118,922
Additions - business acquisitions (Note 26c)	11,859	—	—	11,859
Change in estimates and lease modifications	(6,460)	—	—	(6,460)
Disposals/retirements	(56,986)	(61,941)	(3,110)	(122,037)
Foreign currency translation adjustment	45,302	8,234	1,328	54,864
As at September 30, 2020	1,124,258	233,976	40,965	1,399,199
Accumulated depreciation
As at September 30, 2019	—	—	—	—
Adoption of IFRS 16 (Note 3)	501,821	114,097	24,787	640,705
As at October 1, 2019	501,821	114,097	24,787	640,705
Depreciation expense (Note 24)	127,931	33,140	7,168	168,239
Impairment (Note 24)	8,361	—	—	8,361
Disposals/retirements	(56,986)	(52,467)	(3,110)	(112,563)
Foreign currency translation adjustment	24,028	2,803	761	27,592
As at September 30, 2020	605,155	97,573	29,606	732,334
Net carrying amount as at September 30, 2020	519,103	136,403	11,359	666,865